Leases (Details 1) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Operating Leases
Operating lease right-of-use assets	$ 685,915	$ 395,705
Operating lease liabilities	691,509	371,258
Finance Leases
Finance lease right-of-use assets	2,943,488	3,170,768
Finance lease liabilities	$ 2,964,027	$ 3,198,108